Offerings	Aug. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,725,000
Proposed Maximum Offering Price per Unit	11.00
Maximum Aggregate Offering Price	$ 18,975,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,905.07
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act") and includes shares of common stock that may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrants to purchase Common Stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The representative's warrants are exercisable for a number of shares of common stock equal to 7.0% of the number of shares of common stock sold in this offering, at a per share exercise price equal to 115% of the public offering price. The representative's warrants are exercisable immediately for a period of five years after the effective date of the registration statement of which this fee table forms a part of, at any time, and from time to time, in whole or in part. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. Resales of shares of common stock issuable upon exercise of the representative's warrants on a delayed or continuous basis pursuant to Rule 415 under the Securities Act are also registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock Underlying Representative's Warrants
Amount Registered | shares	105,000
Proposed Maximum Offering Price per Unit	12.65
Maximum Aggregate Offering Price	$ 1,328,250.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 203.36
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act and includes shares of common stock that may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.